RELATED PARTY TRANSACTIONS (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Borrowings, interest rate	2.25%	2.74%	2.43%
525110 Pension Funds [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Deposits from customers	£ 169,000	£ 225,000
Outstanding [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Loans and advances to customers	75,000	57,000
Directors and connected persons [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Wages and salaries	11,700	12,200	£ 14,000
Outstanding commitments made by entity, related party transactions	600	500	10
Key management personnel of entity or parent [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Payment for Pension Benefits			50
Provisions	£ 0
Interest rate on deposits	3.00%	3.50%	4.00%
Key management personnel of entity or parent [member] | Bottom of range [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Borrowings, interest rate	6.45%	6.70%	6.45%
Key management personnel of entity or parent [member] | Top of range [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Borrowings, interest rate	24.20%	24.20%	23.95%
Highest paid director [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Wages and salaries	£ 4,078,000,000	£ 5,472,000,000	£ 6,469,000,000
The Bank [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Deposits from customers	239,762,000	229,402,000
Loans and advances to customers	177,569,000	172,315,000
The Group [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Deposits from customers	396,839,000	391,251,000
Loans and advances to customers	474,470,000	464,044,000
Joint Ventures And Associates [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Balances on term deposits from customers	5,000	2,000
Sale of wealth management business to fellow subsidiary [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Business Combination, Separately Recognized Transactions, Revenues and Gains Recognized	107,000
Onerous contracts provision	70,000
Balances and transactions between members of the Lloyds Bank Group [member] | The Bank [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest income on other financial assets	2,491,000	2,305,000	2,002,000
Interest expense on other financial liabilities	655,000	545,000	649,000
Recharges on subsidiaries	1,461,000	1,315,000	1,287,000
Fees received from subsidiaries	62,000	146,000	147,000
Fees paid to subsidiaries	57,000	151,000	116,000
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank [member] | The Bank [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest income on other financial assets	20,000	142,000	20,000
Interest expense on other financial liabilities	509,000	334,000	207,000
Balances and transactions with Lloyds Banking Group plc and fellow subsidiaries of the Bank [member] | The Group [member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Interest income on other financial assets	20,000	166,000	62,000
Interest expense on other financial liabilities	£ 520,000	£ 370,000	£ 255,000